Stock-Based Compensation (Details) - USD ($)			2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Mar. 25, 2024	Mar. 31, 2024	Jun. 30, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2016
Stock-Based Compensation [Line Items]
Fair value graned percentage						0.06445%		100.00%
Intrinsic value of options				$ 8,491		$ 8,491	$ 8,491	$ 9,458	$ 35,859
Stock options expire		10 years
Issuance of shares (in Shares)		5,172,590
Expected dividend yield								0.00%	0.00%
Stock based compensation expense				1,400,000	$ 0.03	1,500,000	60,000.00	$ 96,896	$ 381,070
General and administrative						$ 0.6
Acquired in-process research and development				600,000
Unamortized stock-based compensation			$ 3.8						79,526
Weighted average period			2 years 1 month 6 days
Fair value per share (in Dollars per share)			$ 1.76					$ 0.5
Issuance shares				2,500,000
Weighted average period								1 year 18 days
Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Vested percentage		25.00%
Vested [Member]
Stock-Based Compensation [Line Items]
Vested percentage								25.00%
Common Stock [Member]
Stock-Based Compensation [Line Items]
Issuance shares (in Shares)										4,888,402
Expected dividend yield						0.00%
Issuance shares								$ 4,888,402
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense								91,664	294,164
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense								$ 5,232	$ 86,906
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense					0.03
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense					$ 0
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense				$ 800,000		$ 900,000	50,000.00
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense							$ 10,000.00
Subsequent Event [Member]
Stock-Based Compensation [Line Items]
Addition additional shares (in Shares)	2,000,000